Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR Series Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2021